Operating Segments and Geographic Information - Schedule of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended									11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 215,792	$ 221,181	$ 213,277	$ 201,718	$ 196,913	$ 198,339	$ 189,112	$ 175,441	$ 165,125	$ 422,094	$ 833,089	$ 728,017
United States, country of domicile
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											268,426	505,304	459,701
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues											$ 153,668	$ 327,785	$ 268,316
Predecessor
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 47,327
Predecessor | United States, country of domicile
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	31,797
Predecessor | International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 15,530